Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Securities

NOTE 2 – SECURITIES

Securities consisted of the following at December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

2018

Available-for-sale

U.S. Treasury security	$997	$–	$1	$996

U.S. Government agencies	7,350	–	180	7,170

Mortgage-backed securities of government agencies	45,744	41	884	44,901

Asset-backed securities of government agencies	1,040	–	16	1,024

State and political subdivisions	23,282	49	206	23,125

Corporate bonds	8,646	–	334	8,312

Total available-for-sale	87,059	90	1,621	85,528

Held-to-maturity

U.S. Government agencies	9,482	6	390	9,098

Mortgage-backed securities of government agencies	11,206	28	214	11,020

Total held-to-maturity	20,688	34	604	20,118

Equity securities	53	30	–	83

Restricted stock	4,614	–	–	4,614

Total securities	$112,414	$154	$2,225	$110,343

2017

Available-for-sale

U.S. Treasury security	$999	$–	$1	$998

U.S. Government agencies	8,350	–	121	8,229

Mortgage-backed securities of government agencies	50,136	146	581	49,701

Asset-backed securities of government agencies	1,168	1	–	1,169

State and political subdivisions	27,020	224	103	27,141

Corporate bonds	10,532	35	142	10,425

Total available-for-sale	98,205	406	948	97,663

Held-to-maturity

U.S. Government agencies	9,477	16	228	9,265

Mortgage-backed securities of government agencies	11,581	95	145	11,531

State and political subdivisions	4,700	–	5	4,695

Total held-to-maturity	25,758	111	378	25,491

Equity securities	53	36	–	89

Restricted stock	4,614	–	–	4,614

Total securities	$128,630	$553	$1,326	$127,857

The amortized cost and fair value of debt securities at December 31, 2018, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized Cost	Fair Value

Available-for-sale
Due in one year or less	$3,448	$3,448
Due after one through five years	17,311	17,084
Due after five through ten years	25,927	25,485
Due after ten years	40,373	39,511

Total debt securities available-for-sale	$87,059	$85,528

Held-to-maturity
Due after one through five years	483	489
Due after five through ten years	3,000	2,852
Due after ten years	17,205	16,777

Total debt securities held-to-maturity	$20,688	$20,118

Securities with a carrying value of approximately $83.4 million and $94.0 million were pledged at December 31, 2018 and 2017 respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $4.1 million at December 31, 2018 and 2017, respectively. Federal Reserve Bank stock was $471 thousand at December 31, 2018 and 2017.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales in 2016. There were no sales of securities in 2018 or 2017.

(Dollars in thousands)	2016

Proceeds	$1

Realized gains	$1
Realized losses	–

Net securities gains	$1

The following table presents gross unrealized losses, fair value of securities, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Less Than 12 Months		12 Months Or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value

2018

Available-for-sale
U.S. Treasury security	$1	$996	$–	$–	$1	$996
U.S. Government agencies	–	–	180	7,170	180	7,170
Mortgage-backed securities of government agencies	33	4,206	851	35,188	884	39,394
Asset-backed securities of government agencies	16	1,024	–	–	16	1,024
State and political subdivisions	9	3,326	197	8,626	206	11,952
Corporate bonds	131	5,014	203	3,298	334	8,312
Held-to-maturity
U.S. Government agencies	–	–	390	8,609	390	8,609
Mortgage-backed securities of government agencies	72	3,404	142	3,360	214	6,764

Total temporarily impaired securities	$262	$17,970	$1,963	$66,251	$2,225	$84,221

2017

Available-for-sale
U.S. Treasury security	1	998	–	–	1	998
U.S. Government agencies	46	3,804	75	4,425	121	8,229
Mortgage-backed securities of government agencies	145	16,872	436	17,259	581	34,131
State and political subdivisions	26	4,400	77	3,752	103	8,152
Corporate bonds	2	2,912	140	2,360	142	5,272
Held-to-maturity
U.S. Government agencies	15	1,985	213	6,785	228	8,770
Mortgage-backed securities of government agencies	18	1,818	127	3,116	145	4,934
State and political subdivisions	5	4,695	–	–	5	4,695

Total temporarily impaired securities	$258	$37,484	$1,068	$37,697	$1,326	$75,181

There were 103 securities in an unrealized loss position at December 31, 2018, seventy-three (73) of which were in a continuous loss position for twelve or more months. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, and management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2018.